AST Bond Portfolio 2034 Expense Example - AST Bond Portfolio 2034 - No Share Class	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 98
Expense Example, with Redemption, 3 Years	654
Expense Example, with Redemption, 5 Years	1,237
Expense Example, with Redemption, 10 Years	$ 2,821